RELATED PARTIES	12 Months Ended
Jun. 30, 2019
RELATED PARTIES [Abstract]
RELATED PARTIES
17.	RELATED PARTIES

(a)	Subsidiaries

	Country of	% Equity Interest
Name	Incorporation	2019	2018	2017
Hartshorne Coal Mining Pty Ltd	Australia	100	100	100
HCM Resources Pty Ltd	Australia	100	100	100
Hartshorne Holdings LLC	USA	100	100	100
Hartshorne Mining Group LLC	USA	100	100	100
Hartshorne Mining LLC	USA	100	100	100
Hartshorne Land LLC	USA	100	100	100
HCM Operations LLC	USA	—	100	100

(b)	Ultimate Parent

Paringa Resources Limited is the ultimate parent of the Group.

(c)	Key Management Personnel

The aggregate compensation made to Key Management Personnel of the Group is set out below:

	2019	2018	2017
	US$000	US$000	US$000
Short-term employee benefits	1,225	1,459	1,276
Post-employment benefits	33	36	50
Termination benefits	32	5	2
Share-based payments	1,156	1,950	741
Total compensation	2,446	3,450	2,069

No loans were provided to or received from Key Management Personnel during the year ended June 30, 2019 (2018: Nil) (2017: nil).

(d)	Transactions with Related Parties of Key Management Personnel

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note.